Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2017
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated January 12, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Select Large Cap Equity Fund	7/1/2017
Effective immediately, all references to Class B shares of the Fund are hereby removed.
Effective February 1, 2018 (the Effective Date), the information with respect to the Shareholder Fees and Annual Fund Operating Expenses tables under the caption "Fees and Expenses of the Fund" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The front-end sales charge applicable to Class T shares is a per-transaction charge, meaning that separate orders will not be aggregated for purposes of calculating the rate of the sales charge payable. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other sales charge discounts and waivers is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 22 of the Fund's prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class T	Classes Adv, Inst, Inst2, Inst3 and R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	2.50%	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R	Class T
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%	0.25%
Other expenses(c)	0.19%	0.19%	0.19%	0.19%	0.12%	0.05%	0.19%	0.19%
Total annual Fund operating expenses	1.20%	0.95%	1.95%	0.95%	0.88%	0.81%	1.45%	1.20%
Less: Fee waivers and/or expense reimbursements(d)	(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.39%)	(0.38%)	(0.40%)	(0.40%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.80%	0.55%	1.55%	0.55%	0.49%	0.43%	1.05%	0.80%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund and other expenses for Class Adv, Class Inst3 and Class R shares are based on estimated amounts for the Fund's current fiscal year.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2019, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.80% for Class A, 0.55% for Class Adv, 1.55% for Class C, 0.55% for Class Inst, 0.49% for Class Inst2, 0.43% for Class Inst3, 1.05% for Class R, and 0.80% for Class T.

On the Effective Date, the expense example table under the caption "Fees and Expenses of the Fund – Example," and the paragraph that immediately precedes it, in the "Summary of the Fund" section are hereby superseded and replaced with the following:
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$652	$897	$1,160	$1,913
Class Adv (whether or not shares are redeemed)	$ 56	$263	$ 486	$1,130
Class C (assuming redemption of all shares at the end of the period)	$258	$574	$1,015	$2,243
Class C (assuming no redemption of shares)	$158	$574	$1,015	$2,243
Class Inst (whether or not shares are redeemed)	$ 56	$263	$ 486	$1,130
Class Inst2 (whether or not shares are redeemed)	$ 50	$242	$ 449	$1,048
Class Inst3 (whether or not shares are redeemed)	$ 44	$221	$ 412	$ 966
Class R (whether or not shares are redeemed)	$107	$419	$ 754	$1,701
Class T (whether or not shares are redeemed)	$330	$583	$ 856	$1,634
The rest of the section remains the same.

Columbia Select Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated January 12, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Select Large Cap Equity Fund	7/1/2017
Effective immediately, all references to Class B shares of the Fund are hereby removed.
Effective February 1, 2018 (the Effective Date), the information with respect to the Shareholder Fees and Annual Fund Operating Expenses tables under the caption "Fees and Expenses of the Fund" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The front-end sales charge applicable to Class T shares is a per-transaction charge, meaning that separate orders will not be aggregated for purposes of calculating the rate of the sales charge payable. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other sales charge discounts and waivers is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 22 of the Fund's prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class T	Classes Adv, Inst, Inst2, Inst3 and R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	2.50%	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R	Class T
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%	0.25%
Other expenses(c)	0.19%	0.19%	0.19%	0.19%	0.12%	0.05%	0.19%	0.19%
Total annual Fund operating expenses	1.20%	0.95%	1.95%	0.95%	0.88%	0.81%	1.45%	1.20%
Less: Fee waivers and/or expense reimbursements(d)	(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.39%)	(0.38%)	(0.40%)	(0.40%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.80%	0.55%	1.55%	0.55%	0.49%	0.43%	1.05%	0.80%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund and other expenses for Class Adv, Class Inst3 and Class R shares are based on estimated amounts for the Fund's current fiscal year.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2019, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.80% for Class A, 0.55% for Class Adv, 1.55% for Class C, 0.55% for Class Inst, 0.49% for Class Inst2, 0.43% for Class Inst3, 1.05% for Class R, and 0.80% for Class T.

On the Effective Date, the expense example table under the caption "Fees and Expenses of the Fund – Example," and the paragraph that immediately precedes it, in the "Summary of the Fund" section are hereby superseded and replaced with the following:
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$652	$897	$1,160	$1,913
Class Adv (whether or not shares are redeemed)	$ 56	$263	$ 486	$1,130
Class C (assuming redemption of all shares at the end of the period)	$258	$574	$1,015	$2,243
Class C (assuming no redemption of shares)	$158	$574	$1,015	$2,243
Class Inst (whether or not shares are redeemed)	$ 56	$263	$ 486	$1,130
Class Inst2 (whether or not shares are redeemed)	$ 50	$242	$ 449	$1,048
Class Inst3 (whether or not shares are redeemed)	$ 44	$221	$ 412	$ 966
Class R (whether or not shares are redeemed)	$107	$419	$ 754	$1,701
Class T (whether or not shares are redeemed)	$330	$583	$ 856	$1,634
The rest of the section remains the same.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The front-end sales charge applicable to Class T shares is a per-transaction charge, meaning that separate orders will not be aggregated for purposes of calculating the rate of the sales charge payable. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other sales charge discounts and waivers is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 22 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other sales charge discounts and waivers is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 22 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current transfer agency fees paid by the Fund and other expenses for Class Adv, Class Inst3 and Class R shares are based on estimated amounts for the Fund’s current fiscal year.
Columbia Select Large Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.20%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.80%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 652
3 years	rr_ExpenseExampleYear03	897
5 years	rr_ExpenseExampleYear05	1,160
10 years	rr_ExpenseExampleYear10	1,913
1 year	rr_ExpenseExampleNoRedemptionYear01	652
3 years	rr_ExpenseExampleNoRedemptionYear03	897
5 years	rr_ExpenseExampleNoRedemptionYear05	1,160
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,913
Columbia Select Large Cap Equity Fund | Class Adv
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	$ 56
3 years	rr_ExpenseExampleYear03	263
5 years	rr_ExpenseExampleYear05	486
10 years	rr_ExpenseExampleYear10	1,130
1 year	rr_ExpenseExampleNoRedemptionYear01	56
3 years	rr_ExpenseExampleNoRedemptionYear03	263
5 years	rr_ExpenseExampleNoRedemptionYear05	486
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,130
Columbia Select Large Cap Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.95%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.55%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 258
3 years	rr_ExpenseExampleYear03	574
5 years	rr_ExpenseExampleYear05	1,015
10 years	rr_ExpenseExampleYear10	2,243
1 year	rr_ExpenseExampleNoRedemptionYear01	158
3 years	rr_ExpenseExampleNoRedemptionYear03	574
5 years	rr_ExpenseExampleNoRedemptionYear05	1,015
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,243
Columbia Select Large Cap Equity Fund | Class Inst
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	$ 56
3 years	rr_ExpenseExampleYear03	263
5 years	rr_ExpenseExampleYear05	486
10 years	rr_ExpenseExampleYear10	1,130
1 year	rr_ExpenseExampleNoRedemptionYear01	56
3 years	rr_ExpenseExampleNoRedemptionYear03	263
5 years	rr_ExpenseExampleNoRedemptionYear05	486
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,130
Columbia Select Large Cap Equity Fund | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.49%
1 year	rr_ExpenseExampleYear01	$ 50
3 years	rr_ExpenseExampleYear03	242
5 years	rr_ExpenseExampleYear05	449
10 years	rr_ExpenseExampleYear10	1,048
1 year	rr_ExpenseExampleNoRedemptionYear01	50
3 years	rr_ExpenseExampleNoRedemptionYear03	242
5 years	rr_ExpenseExampleNoRedemptionYear05	449
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,048
Columbia Select Large Cap Equity Fund | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.81%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.43%
1 year	rr_ExpenseExampleYear01	$ 44
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	412
10 years	rr_ExpenseExampleYear10	966
1 year	rr_ExpenseExampleNoRedemptionYear01	44
3 years	rr_ExpenseExampleNoRedemptionYear03	221
5 years	rr_ExpenseExampleNoRedemptionYear05	412
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 966
Columbia Select Large Cap Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.45%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	419
5 years	rr_ExpenseExampleYear05	754
10 years	rr_ExpenseExampleYear10	1,701
1 year	rr_ExpenseExampleNoRedemptionYear01	107
3 years	rr_ExpenseExampleNoRedemptionYear03	419
5 years	rr_ExpenseExampleNoRedemptionYear05	754
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,701
Columbia Select Large Cap Equity Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.20%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 330
3 years	rr_ExpenseExampleYear03	583
5 years	rr_ExpenseExampleYear05	856
10 years	rr_ExpenseExampleYear10	1,634
1 year	rr_ExpenseExampleNoRedemptionYear01	330
3 years	rr_ExpenseExampleNoRedemptionYear03	583
5 years	rr_ExpenseExampleNoRedemptionYear05	856
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,634

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses have been restated to reflect current transfer agency fees paid by the Fund and other expenses for Class Adv, Class Inst3 and Class R shares are based on estimated amounts for the Fund’s current fiscal year.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2019, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.80% for Class A, 0.55% for Class Adv, 1.55% for Class C, 0.55% for Class Inst, 0.49% for Class Inst2, 0.43% for Class Inst3, 1.05% for Class R, and 0.80% for Class T.
[4]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.